Inventory, Net (Tables)	12 Months Ended
Dec. 31, 2017
Inventory, Net [Abstract]
Schedule of inventories
	December 31, 2017	December 31, 2016
Raw materials	$1,069,130	$910,950
Finished goods	542,706	397,576
Total inventory	$1,611,836	$1,308,526